Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Reserves
Other reserves
	Barclays Bank Group
	2018	2017
	£m	£m
Currency translation reserve	3,927	3,084
Available for sale reserve	-	396
Fair value through other comprehensive income reserve	(298)	-
Cash flow hedging reserve	(123)	184
Own credit reserve	(121)	(179)
Other reserves and other shareholders' equity	(24)	323
Total	3,361	3,808